Allianz Life Insurance Company of North America
Stewart D. Gregg
Senior Securities Counsel
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com

November 16, 2012

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, D.C. 20549

RE:  Allianz Life Insurance Company of North America
        Allianz Life Variable Account B (File No. 811-05618)
        Registration Statement Nos. 333-182987 & 333-182989 on Form N-4
        Pre-Effective Amendment No. 1

Dear Sir/Madam:

The Registrant hereby requests acceleration of the effective date of the above captioned pre-effective amendments to the Registration Statements and requests that said amendments become effective on November 20, 2012 after the filing of such pre-effective amendments.

The Registrant acknowledges that changes to the Registration Statement based on Staff comments do not bar the Commission from taking future action and that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Allianz Life Variable Account B
Allianz Life Insurance Company of North America

/s/ Stewart D. Gregg
___________________________________

Allianz Life Financial Services, LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Robert DeChellis
President & CEO
Telephone:  763-765-6840

November 19, 2012

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, D.C. 20549

RE:  Allianz Life Insurance Company of North America
        Allianz Life Variable Account B (File No. 811-05618)
        Registration Statement Nos. 333-182987 & 333-182989 on Form N-4
        Pre-Effective Amendment No. 1

Dear Sir/Madam:

Allianz Life Financial Services, LLC, as principal underwriter for the above-referenced Registrant, joins the Registrant in their request to accelerate the effective date of the above captioned pre-effective-amendments to the Registration Statements and request that said amendments become effective on November 20, 2012 after the filing of such pre-effective amendments.

The Registrant acknowledges that changes to the Registration Statement based on Staff comments do not bar the Commission from taking future action and that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Allianz Life Financial Services, LLC

/s/ Robert DeChellis
_______________________________________